Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies (Textual)
Rental expense, operating lease	$ 163,497	$ 161,136	$ 95,843